Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Preferred Stock [Member]
Beginning balance, shares at Mar. 31, 2019	264,384,488
Beginning balance, value at Mar. 31, 2019	$ 55,058	$ (24,923)	$ (44,167)	$ (14,032)
Forgiveness of Debt to Former Shareholder		14,699		14,699
Change in shares issued
Change in shares issued, shares
Conversion of Debt
Reverse Merger Consolidation Adjustment
Net loss			(33,680)	(33,680)
Balance at Mar. 31, 2020	$ 55,058	(10,224)	(77,847)	(33,013)
Ending balance, shares at Mar. 31, 2020	55,058,006
Ending balance, value at Mar. 31, 2020	$ 55,058	(10,224)	(77,847)	(33,013)
Ending balance, shares at Mar. 31, 2020	264,384,488
Change in shares issued
Change in shares issued, shares
Reverse Merger Consolidation Adjustment
Net loss			(275,957)	(275,957)
Balance at Jun. 30, 2020	$ 55,058	(10,224)	(353,804)	(308,970)
Ending balance, shares at Jun. 30, 2020	55,058,006
Balance, at Mar. 31, 2020	$ 55,058	(10,224)	(77,847)	(33,013)
Beginning balance, shares at Mar. 31, 2020	55,058,006
Beginning balance, value at Mar. 31, 2020	$ 55,058	(10,224)	(77,847)	(33,013)
Beginning balance, shares at Mar. 31, 2020	264,384,488
Change in shares issued	$ (40,158)			(40,158)
Change in shares issued, shares	(40,157,381)
Conversion of Debt		2,076,147		2,076,147
Reverse Merger Consolidation Adjustment			(3,176,541)	(3,176,541)
Net loss			(2,235,075)	(2,235,075)
Balance at Mar. 31, 2021	$ 14,900	2,065,923	(5,489,464)	(3,408,641)
Ending balance, shares at Mar. 31, 2021	14,900,629
Ending balance, value at Mar. 31, 2021	$ 14,900	2,065,923	(5,489,463)	(3,408,640)
Ending balance, shares at Mar. 31, 2021	224,227,107
Balance, at Jun. 30, 2020	$ 55,058	(10,224)	(353,804)	(308,970)
Beginning balance, shares at Jun. 30, 2020	55,058,006
Additional paid in capital		(1,054,216)	(1,054,216)	(1,054,216)
Reverse Merger Adjustment			(1,546,047)	(1,546,047)
Net loss			(850,922)	(850,922)
Balance at Sep. 30, 2020	$ 14,900	(1,064,440)	(3,451,185)	(4,500,725)
Ending balance, shares at Sep. 30, 2020	14,900,629
Balance, at Mar. 31, 2021	$ 14,900	2,065,923	(5,489,464)	(3,408,641)
Beginning balance, shares at Mar. 31, 2021	14,900,629
Stock Split, shares	209,326,478
Additional paid in capital		430,123		430,123
Net loss			(390,032)	(390,032)
Balance at Jun. 30, 2021	$ 14,900	2,496,046	(5,879,496)	(3,368,550)
Ending balance, shares at Jun. 30, 2021	224,227,107
Balance, at Mar. 31, 2021	$ 14,900	2,065,923	(5,489,464)	(3,408,641)
Beginning balance, shares at Mar. 31, 2021	14,900,629
Beginning balance, value at Mar. 31, 2021	$ 14,900	2,065,923	(5,489,463)	(3,408,640)
Beginning balance, shares at Mar. 31, 2021	224,227,107
Net loss				(2,707,587)
Balance at Dec. 31, 2021	$ 14,900	4,021,031	(8,192,570)	(4,161,119)
Ending balance, shares at Dec. 31, 2021	229,905,146
Balance, at Jun. 30, 2021	$ 14,900	2,496,046	(5,879,496)	(3,368,550)
Beginning balance, shares at Jun. 30, 2021	224,227,107
Additional paid in capital		754,291		754,291
Net loss			(1,546,286)	(1,546,286)
Balance at Sep. 30, 2021	$ 14,900	3,250,337	(7,425,782)	(4,160,545)
Ending balance, shares at Sep. 30, 2021	224,227,107
Additional paid in capital		770,694		770,694
Common Stock issued, shares	5,678,039
Net loss			(771,268)	(771,268)
Balance at Dec. 31, 2021	$ 14,900	$ 4,021,031	$ (8,192,570)	$ (4,161,119)
Ending balance, shares at Dec. 31, 2021	229,905,146